Financial Instruments carried at fair value - Sensitivity analysis by type (Detail: Text Values) € in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Sensitivity Analysis by Type of Instrument [Line Items]
Changes in positive fair value movement	€ 77
Changes in negative fair value movement	€ 51
Percentage change in positive fair value movements	0.04
Percentage change in negative fair value movements	0.04
Positive fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Sensitivity Analysis by Type of Instrument [Line Items]
Sensitivity analysis by type of instrument	€ 2,200	€ 2,100
Negative fair value movement from using reasonable possible alternatives | Valuation technique unobservable parameters (Level 3)
Sensitivity Analysis by Type of Instrument [Line Items]
Sensitivity analysis by type of instrument	€ 1,300	€ 1,300